Financial Risk Management and Fair Values Measurement - Summary of Expected Loss Rate Accounts Receivable Due (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Within 30 days [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	2.00%	2.00%
Gross carrying amount	¥ 2,943	¥ 3,112
Loss allowance	¥ (59)	¥ (62)
31 days to 90 days [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	20.00%	20.00%
Gross carrying amount	¥ 790	¥ 846
Loss allowance	¥ (158)	¥ (169)
91 days to 1 year [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	80.00%	80.00%
Gross carrying amount	¥ 1,518	¥ 1,772
Loss allowance	¥ (1,214)	¥ (1,418)
Over 1 year [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	¥ 1,420	¥ 1,531
Loss allowance	¥ (1,420)	¥ (1,531)
Within 180 days [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	3.00%	3.00%
Gross carrying amount	¥ 15,403	¥ 15,405
Loss allowance	¥ (462)	¥ (462)
181 days to 1 year [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	25.00%	25.00%
Gross carrying amount	¥ 6,315	¥ 6,048
Loss allowance	¥ (1,579)	¥ (1,512)
1 year to 2 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	65.00%	65.00%
Gross carrying amount	¥ 4,237	¥ 3,361
Loss allowance	¥ (2,754)	¥ (2,185)
2 years to 3 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	85.00%	85.00%
Gross carrying amount	¥ 2,353	¥ 1,433
Loss allowance	¥ (2,000)	¥ (1,218)
Over 3 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	¥ 2,072	¥ 1,438
Loss allowance	¥ (2,072)	¥ (1,438)